Mar. 22, 2016
SUPPLEMENT TO THE
INSTITUTIONAL PROSPECTUS
OF
WELLS FARGO INCOME FUNDS
Wells Fargo High Yield Bond Fund
(the "Fund")
In the section entitled "Fund Summary - Performance" the Fund's Calendar Year Total Returns table and the Average Annual Total Returns table are replaced with the following:
Calendar Year Total Returns for Institutional Class as of 12/31 each year[1]

Highest Quarter: 2nd Quarter 2009	+20.59%
Lowest Quarter: 4th Quarter 2008	-16.99%
Year-to-date total return as of 9/30/2015 is -3.01%

Average Annual Total returns for the periods ended 12/31/2014[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	10/31/2014	5.11%	8.14%	6.68%
Institutional Class (after taxes on distributions)	10/31/2014	3.14%	5.75%	3.96%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	10/31/2014	2.89%	5.35%	4.02%
BofA Merrill Lynch U.S. High Yield Master II Constrained Index (reflects no deduction for fees, expenses, or taxes)		2.51%	8.85%	7.62%

1.
Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administration Class shares, and is not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class would be higher. The Institutional Class annual returns are substantially similar to what the Administration Class annual returns would be because the Institutional Class and Administration Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.